Borrowings - Schedule of Tabular Form Of Movements In Long Term Debt (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Debt [Line Items]
Opening Balance	$ 88,343	$ 80,332
Drawdowns of facilities	180,000	117,527
Transaction costs paid	(16,496)	(3,888)
Repayment of borrowings (inclusive of prepayment fee)	(92,929)	(72,407)
Accrued Interest	6,942	12,761
Conversion of convertible notes	0	(42,570)
Credit card borrowings	(70)	49
Foreign currency translations movements	(364)	(3,461)
Closing Balance	$ 165,426	$ 88,343